Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Cash flows from operating activities
Net Income (Loss)	¥ (12,829,206)	$ (1,802,108)	¥ (1,284,172)	¥ (993,937)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation of plant and equipment	5,585	785	10,239	32,756
Non-cash lease expense	359,680	50,524	353,140	383,994
Provision for credit losses	9,343,225	1,312,435	124,001	29,837
Provision for Inventory Obsolescence	(6,135)	(862)	6,135
Deferred tax expense (benefit)	(1,527,270)	(214,534)	8,267	(7,459)
Changes in operating assets and liabilities
Accounts receivable	14,167,194	1,990,054	6,529,361	9,875,982
Deposits, prepayments and other receivables	(7,771,106)	(1,091,601)	(1,114,101)	(5,941,561)
Due from related party	8,114	1,140	3,690
Inventories	(308,473)	(43,331)	3,055,501	1,437,088
Accounts payable	(5,642,409)	(792,584)	5,783,431	(8,762,971)
Accruals and other payables	(324,168)	(45,536)	(252,677)	(930,000)
Contract liabilities	(1,603,703)	(225,271)	1,142,153	258,679
Advance from related parties	388,909	54,630	290,074
Repayment of obligation under operating leases	(359,680)	(50,524)	(353,140)	(383,994)
Tax payable	(328,319)	(46,119)	328,319	(1,081,250)
Net cash provided by (used in) operating activities	(6,427,762)	(902,902)	14,630,221	(6,082,836)
Cash flows from investing activities
Purchase of equipment
Advances Related Parties			15,000,000	16,401,504
Repayment to Related Parties				(19,769,074)
Net cash provided by (used in) investing activities	0		15,000,000	(3,367,570)
Cash flows from financing activities
Proceed from short-term bank borrowings	10,000,000	1,404,692	15,602,527	42,500,000
Repayment of short-term bank borrowings	(10,000,000)	(1,404,692)	(48,102,527)	(35,500,000)
Loan from other payables – related parties	51,942,800	7,296,362	37,773,507	39,745,446
Repayment to other payables – related parties	(85,409,564)	(11,997,410)	(35,040,000)	(28,267,052)
Proceeds from initial public offering	108,187,500	15,197,008
Offering cost paid	(31,060,312)	(4,363,016)
Dividend paid			(322,412)	(9,603,730)
Net cash provided by (used in) financing activities	43,660,424	6,132,944	(30,088,905)	8,874,664
Net decrease in cash and bank balances	37,232,663	5,230,042	(458,684)	(575,742)
Effect of exchange rate on cash	(667,295)	(93,736)	(2,267)	1,078
Cash and restricted cash at the beginning of the year	130,923	18,391	591,874	1,166,538
Cash and restricted cash at the end of the year	36,696,290	5,154,697	130,923	591,874
Cash balance at the end of the year	1,172,480		130,923	591,874
Restricted cash balance at the end of the year	35,523,810	4,990,000
Supplementary cash flow information
Interest paid	(310,891)	(43,671)	(705,274)	(1,950,750)
Income tax paid			(220,865)	2,124,332
Non-cash transaction in investing activities
Right-of-use assets obtained in exchange of lease liabilities			1,064,128	773,786
Deferred offering cost charged into additional paid in capital	¥ 10,913,464	$ 1,533,005